BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			4 Months Ended	1 Months Ended
	Jan. 27, 2012	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 21, 2011	Dec. 31, 2014	Jul. 31, 2012	Dec. 31, 2014	Nov. 19, 2013	Dec. 23, 2014	Aug. 31, 2011	Nov. 30, 2014	Jan. 05, 2014	Dec. 31, 2013	Nov. 11, 2013	May 31, 2013	Dec. 19, 2012	Jan. 02, 2012	Dec. 27, 2011
Fair Value Of Retained Investment Per Share					4.1
Business Acquisition Purchase Price Allocation Customer Relationships						4,430		$ 4,430
Business Acquisition Purchase Price Allocation Developed Technology						2,138		2,138
Business Acquisition Purchase Price Allocation Backlog						683		683
Gain Loss From Equity Method Investment Due To Change In Percentage Of Ownership	3,410
Share Price	$ 4.28
Business Acquisition, Percentage of Voting Interests Acquired		60.00%
Increased Business Acquisition Cost Of Acquired Entity Purchase Price		2,500
Non-controlling interest as part of acquisitions			175
Call and Put Option Exercised Percentage													20.00%				20.00%
Proceeds From Option Exercised													5,000				5,000
Business Acquisition Costs Of Acquired Entity Purchase Price															10,963
Goodwill	51,614		326,860	8,702		373,231		373,231		149,559				227,434	5,026	6,248		23,156
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets			31			0		0						0
Business Acquisition Consideration Paid To Founders		6,750
Business Acquisition Additional Consideration Paid To Founders		215
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized				25,833
Maximum [Member]
Equity Method Investment Diluted Ownership Percentage					75.60%
Equity Method Investment Ownership Percentage Increase	52.10%
Finite-Lived Intangible Assets, Remaining Amortization Period						15 years
Minimum [Member]
Equity Method Investment Diluted Ownership Percentage					42.20%
Equity Method Investment Ownership Percentage Increase	47.30%
Finite-Lived Intangible Assets, Remaining Amortization Period						3 years 6 months
Backlog And Non Compete Agreement [Member] | Maximum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						3 years
Backlog And Non Compete Agreement [Member] | Minimum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						1 year
Customer Relationships [Member]
Finite-Lived Intangible Assets, Remaining Amortization Period						15 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						5 years
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						4 years
Bluephoenix Solutions [Member]
Business Acquisition Cost Of Acquired Entity Additional Consideration Paid																			140
Business Acquisition Costs Of Acquired Entity Purchase Price																			12,565
Comm-IT Group [Member]
Business Acquisition Contingent Consideration Deferred Payments							2,751
Equity Method Investment, Ownership Percentage							80.00%
Business Acquisition Cost Of Acquired Entity Contingent							1,192
Business Acquisition Cost Of Acquired Entity Cash to Be Payable							3,943
Call and Put Option Exercised Percentage							20.00%
Business Acquisition Costs Of Acquired Entity Purchase Price							8,933
Payments to Acquire Businesses, Gross							4,990
Sapiens [Member]
Equity Method Investment Diluted Ownership Percentage									48.60%
Fair Value Of Retained Investment Per Share									$ 7.09
Sale of Stock, Number of Shares Issued in Transaction									6,497,400
Sale of Stock, Price Per Share									$ 6.25
Proceeds from Debt, Net of Issuance Costs									37,791
Sale of Stock, Percentage of Ownership before Transaction									56.80%
Sale of Stock, Percentage of Ownership after Transaction									48.60%
Goodwill						217,257		217,257						0
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized									61,164
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership	3,410				25,833			3,413		3,413
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions										1,545,802
Payments to Acquire Equity Method Investments										11,908
Sapiens [Member] | Maximum [Member]
Equity Method Investment, Ownership Percentage	52.10%					50.20%		50.20%		50.20%
Equity Method Investment Diluted Ownership Percentage											75.60%
Sapiens [Member] | Minimum [Member]
Equity Method Investment, Ownership Percentage	47.30%
Equity Method Investment Diluted Ownership Percentage											42.20%
Matrix and Magic [Member]
Non-controlling interest as part of acquisitions						17,706
Subsidiaries [Member]
Business Acquisition Costs Of Acquired Entity Purchase Price			332			8,697		8,697						8,475
Payments to Acquire Businesses, Gross			10,146
Goodwill			7,085			2,317		2,317						5,919
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets			2,776			2,284		2,284						1,905
Exzac Inc [Member]
Net Gain On Early Payment Recognized in Current Period												$ 2,544
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions						100.00%